INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS	12 Months Ended
Mar. 31, 2017
Schedule of Investments [Abstract]
INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

3. INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

Available-for-sale securities are recorded at fair value, with unrealized gains and losses excluded from income and reported in other comprehensive income, net of tax. Held-to-maturity securities are recorded at amortized cost. Non-marketable equity securities are accounted by the cost method.

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2015, 2016 and 2017 are as follows:

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥2	¥—	¥31

(1)	Debt and equity securities with readily determinable fair values

Investments in debt and equity securities at March 31, 2016 and 2017, included in short-term investments in debt securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2016				2017
	Cost*[1]	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*[1]	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities*[2]	¥267,598	¥1,073,390	¥805,895	¥103	¥267,526	¥1,048,127	¥780,644	¥43

Total equity securities	267,598	1,073,390	805,895	103	267,526	1,048,127	780,644	43

Total available-for-sale securities	267,598	1,073,390	805,895	103	267,526	1,048,127	780,644	43

Held-to-maturity securities:
Corporate bonds	159,575	159,201	155	529	167,329	167,135	172	366
Government bonds and public bonds	4	4	—	—	3	3	—	—

Total held-to-maturity securities	159,579	159,205	155	529	167,332	167,138	172	366

Total	¥427,177	¥1,232,595	¥806,050	¥632	¥434,858	¥1,215,265	¥780,816	¥409

*1	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.
*2	Marketable equity securities mainly consist of the shares of KDDI Corporation, which is a telecommunications carrier in Japan. At March 31, 2017, Kyocera Corporation’s equity interest in KDDI Corporation was 12.78%. Cost, aggregate fair value and gross unrealized gain of the shares of KDDI Corporation held by Kyocera are as follows:

	March 31,
	2016				2017
	Cost	Aggregate Fair Value	Gross Unrealized Gain	Gross Unrealized Loss	Cost	Aggregate Fair Value	Gross Unrealized Gain	Gross Unrealized Loss
	(Yen in millions)
Shares of KDDI Corporation	¥242,868	¥1,007,299	¥764,431	¥—	¥242,868	¥979,151	¥736,283	¥—

Kyocera received dividends from KDDI Corporation, and included them in interest and dividend income in the consolidated statements of income, are summarized as follows:

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Dividends from KDDI Corporation	¥17,180	¥22,334	¥25,132

Short-term investments in debt securities and long-term investments in debt and equity securities at March 31, 2016 and 2017 are as follows:

	March, 31
	2016			2017
	Available- for-Sale	Held-to- Maturity	Total	Available- for-Sale	Held-to- Maturity	Total
	(Yen in millions)
Short-term investment in debt securities	¥—	¥101,566	¥101,566	¥—	¥84,703	¥84,703
Long-term investment in debt and equity securities	1,073,390	58,013	1,131,403	1,048,127	82,629	1,130,756

Total	¥1,073,390	¥159,579	¥1,232,969	¥1,048,127	¥167,332	¥1,215,459

At March 31, 2017, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2017
	Available-for-Sale		Held-to-Maturity
	Cost	Aggregate Fair Value	Cost	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥—	¥—	¥84,703	¥84,713
Due after 1 year to 5 years	—	—	80,519	80,315
Due after 5 years	—	—	2,110	2,110
Equity securities	267,526	1,048,127	—	—

Total	¥267,526	¥1,048,127	¥167,332	¥167,138

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2015, 2016 and 2017 are as follows:

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥22,766	¥39,118	¥229
Gross realized gains	494	20,352	190
Gross realized losses	—	1	—

For the purpose of computing gains and losses, the cost of those securities is determined by the moving average method. Due to the sale of the shares of KDDI Corporation, Kyocera recorded gains in the amount of ¥20,000 million, which were included in gains on sales of securities, net in the consolidated statements of income for the year ended March 31, 2016.

(2)	Other investments

Kyocera holds time deposits which are due over three months to original maturity, non-marketable equity securities, long-term loans and investments in affiliates and an unconsolidated subsidiary. Carrying amounts of these investments at March 31, 2016 and 2017, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2016	2017
	(Yen in millions)
Time deposits (due over 3 months)	¥213,967	¥213,143
Non-marketable equity securities	13,718	15,865
Long-term loans	53	43
Investments in affiliates and an unconsolidated subsidiary	6,005	5,863

Total	¥233,743	¥234,914